Document and Entity Information	Mar. 15, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	FISERV INC
Amendment Flag	true
Entity Central Index Key	0000798354
Document Type	8-K/A
Document Period End Date	Mar. 15, 2025
Entity Incorporation State Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	600 N. Vel R. Phillips Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	(262)
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	Fiserv, Inc. (the “Company”) filed a Current Report on Form 8-K on March 17, 2025 (the “Original Form 8-K”) reporting, under Item 5.02, the appointment of Stephanie Cohen to its board of directors. Because Ms. Cohen was not appointed to serve on any committee of the board of directors at the time the Original Form 8-K was filed, disclosure of the committees of the board of directors on which she would serve was not included in accordance with Instruction 2 to Item 5.02. The Company hereby amends Item 5.02 of the Original Form 8-K to include information on the committee assignments. Other than providing the additional information, no other disclosure in the Original Form 8-K is amended by this Form 8-K/A.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FI
Security Exchange Name	NYSE
Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	FI27
Security Exchange Name	NYSE
M 1.625 Senior Notes Due 20304 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2030
Trading Symbol	FI30
Security Exchange Name	NYSE
Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2025
Trading Symbol	FI25
Security Exchange Name	NYSE
A 3000 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2031
Trading Symbol	FI31
Security Exchange Name	NYSE
A 4500 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2031
Trading Symbol	FI31A
Security Exchange Name	NYSE
M 2.875 Senior Notes Due 20281 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Senior Notes due 2028
Trading Symbol	FI/28C
Security Exchange Name	NYSE
M 3.500 Senior Notes Due 20322 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2032
Trading Symbol	FI/32
Security Exchange Name	NYSE
M 4.000 Senior Notes Due 20363 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2036
Trading Symbol	FI/36
Security Exchange Name	NYSE